Schedule of Investments (unaudited)	iShares® MSCI Turkey ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.6%
Aselsan Elektronik Sanayi Ve Ticaret AS(a)	5,423,332	$8,613,463

Airlines — 4.0%
Pegasus Hava Tasimaciligi AS(a)(b)	434,262	2,791,815
Turk Hava Yollari AO(b)	5,284,824	6,788,300
		9,580,115
Automobiles — 7.3%
Ford Otomotiv Sanayi AS	641,587	11,530,357
Tofas Turk Otomobil Fabrikasi AS(a)	941,378	5,917,891
		17,448,248
Banks — 15.4%
Akbank TAS	25,254,345	12,029,173
Turkiye Garanti Bankasi AS	11,863,824	9,897,896
Turkiye Halk Bankasi AS(a)(b)	4,241,685	1,452,585
Turkiye Is Bankasi AS, Class C(a)	12,412,139	5,951,769
Turkiye Vakiflar Bankasi TAO, Class D(a)(b)	5,312,940	1,418,101
Yapi ve Kredi Bankasi AS(a)	27,284,082	6,318,597
		37,068,121
Beverages — 3.6%
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,106,177	3,862,075
Coca-Cola Icecek AS	760,716	4,868,749
		8,730,824
Capital Markets — 0.5%
Is Yatirim Menkul Degerler AS	772,722	1,112,815

Chemicals — 4.8%
Gubre Fabrikalari TAS(b)	348,739	2,012,703
Hektas Ticaret TAS(a)(b)	2,639,393	2,487,401
Petkim Petrokimya Holding AS(a)(b)	12,369,133	7,048,325
		11,548,429
Construction & Engineering — 1.2%
Tekfen Holding AS(a)	2,115,360	2,906,743

Construction Materials — 0.8%
Nuh Cimento Sanayi AS	387,044	1,200,886
Oyak Cimento Fabrikalari AS(a)(b)	1,450,951	760,018
		1,960,904
Diversified Financial Services — 3.5%
Haci Omer Sabanci Holding AS	8,126,397	7,563,150
Turkiye Sinai Kalkinma Bankasi AS(a)	7,576,290	819,163
		8,382,313
Electric Utilities — 1.1%
Enerjisa Enerji AS(c)	2,795,895	2,683,912

Entertainment — 0.2%
Fenerbahce Futbol AS(b)	178,554	404,374

Equity Real Estate Investment Trusts (REITs) — 1.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	18,358,865	3,004,318

Food & Staples Retailing — 10.0%
BIM Birlesik Magazalar AS(a)	3,717,156	18,846,136
Migros Ticaret AS(a)(b)	984,183	2,998,837
Sok Marketler Ticaret AS	2,179,654	2,257,958
		24,102,931
Food Products — 1.0%
Ulker Biskuvi Sanayi AS	1,638,169	2,424,657
Security	Shares	Value

Health Care Providers & Services — 1.1%
MLP Saglik Hizmetleri AS(b)(c)	1,097,872	$2,585,823

Household Durables — 0.8%
Vestel Elektronik Sanayi ve Ticaret AS	916,038	1,876,477

Independent Power and Renewable Electricity Producers — 0.5%
Aksa Enerji Uretim AS(a)(b)	1,930,330	1,255,129

Industrial Conglomerates — 10.4%
Bera Holding AS(a)(b)	2,639,034	2,051,345
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	6,148,528	12,819,681
Turkiye Sise ve Cam Fabrikalari AS(a)	11,016,354	10,100,286
		24,971,313
Insurance — 0.3%
Anadolu Anonim Turk Sigorta Sirketi	1,657,797	762,537

Machinery — 1.5%
Jantsa Jant Sanayi Ve Ticaret AS	167,615	776,344
Otokar Otomotiv Ve Savunma Sanayi AS(a)	57,411	1,674,548
Turk Traktor ve Ziraat Makineleri AS	85,784	1,190,478
		3,641,370
Metals & Mining — 12.6%
Eregli Demir ve Celik Fabrikalari TAS	11,403,514	18,777,800
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	7,589,522	4,740,592
Koza Altin Isletmeleri AS(a)(b)	387,805	3,600,424
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	2,126,128	3,082,506
		30,201,322
Oil, Gas & Consumable Fuels — 4.6%
Turkiye Petrol Rafinerileri AS(a)(b)	1,009,229	11,047,932

Specialty Retail — 1.1%
Dogan Sirketler Grubu Holding AS(a)	11,617,327	2,605,534

Textiles, Apparel & Luxury Goods — 2.5%
Aksa Akrilik Kimya Sanayii AS	1,811,941	3,593,374
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	462,046	2,431,239
		6,024,613
Transportation Infrastructure — 1.5%
TAV Havalimanlari Holding AS(a)(b)	1,895,040	3,718,574

Wireless Telecommunication Services — 4.7%
Turkcell Iletisim Hizmetleri AS	8,051,592	11,263,141

Total Common Stocks — 99.9%
(Cost: $391,114,486)		239,925,932

Short-Term Investments

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	15,723,231	15,729,520

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	520,000	$520,000
		16,249,520
Total Short-Term Investments — 6.7%
(Cost: $16,245,563)		16,249,520

Total Investments in Securities — 106.6%
(Cost: $407,360,049)		256,175,452

Other Assets, Less Liabilities — (6.6)%		(15,957,107)

Net Assets — 100.0%		$240,218,345

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,942,050	$3,788,440	(a)	$—	$509	$(1,479)	$15,729,520	15,723,231	$214,023	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	350,000	170,000	(a)	—	—	—	520,000	520,000	3		—
					$509	$(1,479)	$16,249,520		$214,026		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	12/17/21	$242	$(14,351)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
November 30, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$163,762,688	$76,163,244	$—	$239,925,932
Money Market Funds	16,249,520	—	—	16,249,520
	$180,012,208	$76,163,244	$—	$256,175,452
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,351)	$—	$—	$(14,351)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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